AMERICAN INDEPENDENCE FUNDS TRUST
NestEgg 2010 Fund
NestEgg 2015 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund
(The “Funds")

PROSPECTUS SUPPLEMENT DATED NOVEMBER 3, 2008
TO THE CLASS A AND CLASS C SHARES PROSPECTUS
DATED MARCH 1, 2008

At a joint special meeting of shareholders (the "Meeting") for each NestEgg Dow Jones Fund, each a series of the American Independence Funds Trust held on September 26, 2008, shareholders approved a change in the investment objective of each of the Funds to no longer require a Fund’s asset allocation strategy to conform to the Dow Jones Target Date methodology. Any reference to Dow Jones or the Dow Jones Indexes should be deleted from this prospectus.

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ABOUT THE FUNDS

Each of the NestEgg Target Date Funds is offered to investors who are saving for a particular goal in life – such as retirement – or need to withdraw a substantial portion of their investment in, or close to, the year named in the Fund’s title.

Over a market cycle, approximately 40% of the equity portion of the Funds and typically less than 5% of the fixed income portion of the Funds will be held in securities outside the United States. The NestEgg Target Date Funds’ systematic reduction of equity risk over time reflects higher levels of potential risk in the Funds’ early years and lower levels of potential risk in the years immediately prior to the targeted years. The Funds will utilize a risk controlled tactical asset allocation model to vary the relative weights of the major asset classes in an attempt to minimize risk and generate additional returns. At 40 years prior to the target year, the Funds’ targeted risk level is benchmarked at 90% of the risk of the global equity market as measured by the Standard & Poor’s/Citigroup BMI World Index, for the first five years. The major asset classes’ benchmarks; S&P/Citigroup BMI World, Lehman U.S. Government Index and 3 Month U.S. Treasury Bills are rebalanced systematically within the Funds to reduce potential risk as the Funds approach the targeted dates. At 35 years prior to the target year, the Fund’s benchmark begins to reflect reductions in potential risk. A new targeted risk level is calculated each quarter as a function of the current risk of the global equity component and the number of months remaining to the Fund’s target year. The quarterly risk reductions in the benchmark continue until the benchmark reflects 20% of the equity risk, on December 1 of the year ten years after maturity. Once a Fund reaches that date, it intends to reflect 20% of the equity risk.

o	Glide Path
n

The glide path is the strategic asset allocation of the fund. Currently, the asset allocation of the portfolios does not vary from the strategic asset allocation. The NestEgg Funds will use a quantitative asset allocation model to tactically allocate the major asset classes relative to the strategic asset allocation. The tactical asset allocation decisions will be +/- 10% (multiplicative) of the equity risk component of the strategic allocation until the target date approaches.

	n	The primary “low volatility” investment will shift from cash to U.S. Treasuries.
o	Underlying Investments
n

The primary investments that the Funds utilize are global equities, U.S. Treasury Bonds and cash. The methodology will utilize the float adjusted cap weighted Standard and Poor’s/CitiGroup Broad Market World Index with a fixed U.S. component of 60% as the equity benchmark and the Lehman Brothers U.S.

Treasury Index as the benchmark for fixed income. The methodology will add an “Alternative” bucket that may invest in assets not covered in the benchmarks above, but included in the prospectus. These investments may include: long/short strategies, commodities, currencies, etc.

	n	The underlying assets will be managed in an active style of management with tight risk controls and oversight.

The Funds will pursue their objectives by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds’ portfolio managers use quantitative analysis techniques to keep the Funds as fully invested as possible in all market environments.

Principal Investments

The Funds’ securities are weighted in an attempt to out perform the Funds’ benchmarks. The broad based investment characteristics of the Funds will be similar to those of the Standard and Poor’s/CitiGroup Broad Market World Index as the equity benchmark and the Lehman Brothers U.S. Treasury Index as the benchmark for fixed income over a market cycle. The Funds may exclude or remove any stock from the Funds if the Funds’ Managers believe that the stock is unattractive based upon its characteristics’ or has become illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. The Funds may hold assets in short-term debt securities or money market instruments for liquidity purposes. The Funds may lend their investment securities up to 30% of their total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions. The Funds have not yet implemented securities lending.

PORTFOLIO MANAGERS

The Funds’ portfolio managers are responsible for the day-to-day management of the Funds. The Funds are co-managed by Mr. T. Kirkham Barneby, Mr. John Holmgren, Mr. Michael Holmgren and Mr. Frank Vallario.

Mr. T. Kirkham Barneby joined AIFS in 2008 as Chief Strategist & Portfolio Manager, Taxable Fixed Income. At AIFS he utilizes a proprietary discipline, grounded in the economic theory of interest rate behavior, to manage interest rate exposure or risk. Prior to AIFS Mr. Barneby was a Managing Member of Old Iron Hill Capital Management, LLC employing quantitatively-oriented fixed income and multi-strategy investment approaches. Previously, he headed an investment group at UBS in New York that managed equity and bond portfolios with roughly $7 billion in assets. Earlier, in the 1980s, Mr. Barneby was part of a team at Continental Can that made asset allocation decisions for the company’s pension plan. He began his career in the Economics Department at First National City Bank (Citibank).

Mr. John Holmgren joined AIFS in 2008 as Chief Investment Officer – Equities and is responsible for the oversight, development and implementation of equity strategies. He previously was Chief Investment Officer and Chief Executive Officer of DSI International Management, Inc (DSI), which was acquired by UBS (Paine Webber) in 1999. Mr. Holmgren was a Managing Director at UBS and sat on the various UBS Global AM and O’Connor Investment and Management Committees. He worked closely with the other senior members of UBS Global AM leadership to ensure investment and logistical priorities were met. He began his financial markets career as a registered representative with Ascher Decision, a broker dealer (1983 to 1986). From 1986 to 1988, he was a product developer and marketing representative for Decision Services, Inc., an independent economic and securities research firm. In 1987 he was one of the original founders of DSI International Management. From 1988 to 1997, he was the founder and President of DSC Data Services, Inc., an independent, quantitative research firm.

Mr. Michael Holmgren joined AIFS in 2008 and is responsible for the development and implementation of quantitative investment product. He was Chief Operating Officer of DSI from 2005 -2007 and a member of the portfolio management team. He was responsible for investment operations and portfolio implementation of the DSI business group within UBS Global AM. DSI was a key provider of global quantitative risk controlled and long/short equity products within UBS Global Asset Management. He joined DSI International Management, Inc. in 1988 as an analyst to develop, operate and enhance the global equity databases and portfolio simulation processes. Prior to joining DSI, he worked in product development at Decision Services, an independent economic and securities firm.

Mr. Frank Vallario joined AIFS as a Portfolio Manager in 2008. Previously, he was a member of the portfolio management team for DSI, responsible for managing the group’s U.S. risk controlled and U.S. long/short equity products. His other responsibilities included stock selection research, alternative portfolio construction, product development and performance attribution for the group’s global risk controlled and long/short equity products. He began his career in 1995 in the capital markets division of PaineWebber, Inc. In 1996, Mr. Vallario joined the asset management division’s Quantitative Investments Group as a portfolio manager.

For additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the funds he manages, please consult the SAI.

Market Capitalization The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole. Terms such as “small cap” and “large cap” refer to stocks with small and large total market values, respectively. “Float adjusted” market capitalization measures only those shares that are readily available for trading.

Growth Stocks Stocks that appear to have above-average potential for growth in revenue, earnings and stock price over time.

Value Stocks Stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

Before investing, you should carefully consider your investment goals, your time horizon, and your tolerance for risk. This knowledge can be helpful in identifying the Fund(s) in this prospectus that may most closely match your investing needs.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

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TICKER SYMBOL	|	CLASS A: NECPX
	|	CLASS C: NECNX

CUSIP NUMBERS	|	CLASS A: 026762831	CLASS C: 026762674

NESTEGG TARGET DATE FUNDS

NESTEGG 2010 FUND

The objective of the NestEgg 2010 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.

MAIN STRATEGIES

The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation between stocks, bonds, and cash will change over time in relation to its target retirement date.

Main types of securities the Fund may hold

  Common stocks of companies traded on major stock exchanges

  Fixed income securities

  Short term money market securities

  Exchange-traded funds (“ETFs”) or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF.

  Foreign securities

Fund Asset Allocation

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2010 Fund are expected to be rebalanced monthly.

Although major changes tend to be rare, the Fund’s fundamental strategy can only be changed by a vote of the majority of the Fund’s outstanding shares.

Major policies/limits

  The Fund intends to remain fully invested at all times, and does not intend to make more defensive investments in adverse market conditions.

  The Fund may engage in securities lending.

  The Fund may not invest in securities of any registered investment company except to the extent permitted under the Investment Company Act of 1940.

This Fund may interest investors who have short to medium time horizons, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2010.

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FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. “Annual Operating Expenses” are deducted from Fund assets, so their effect is included in the Fund’s performance figures.

SHAREHOLDER FEES	Class A	Class C
(fees paid directly from your investment)	Shares	Shares
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.75%	None
Maximum deferred sales charge (as a percentage of
the Net Asset Value at purchase)	None(1)	1.00%(2)
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%	0.60%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(3)	1.72%	1.72%
Acquired Fund Fees(4)	0.00%	0.00%
Total Annual Fund Operating Expenses Before
Reductions	2.82%	3.32%
Expense Reductions(5)	–1.87%	–1.87%
Total Annual Fund Operating Expenses After
Reductions	0.95%	1.45%

(1)

Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)

“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. Through its investments in Acquired Funds, the Fund will indirectly pay a portion of the operating expenses, including management fees of the Acquired Funds. Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year. Actual fees will vary based on the Fund’s allocation of assets to, and the annualized net expenses of the Acquired Funds.

(5)

American Independence Financial Services, LLC has agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 0.95% for Class A shares and 1.45% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

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TICKER SYMBOL	|	CLASS A: NENPX
	|	CLASS C: NENCX

CUSIP NUMBERS	|	CLASS A: 026762815	CLASS C: 026762666

NESTEGG TARGET DATE FUNDS

NESTEGG 2015 FUND

The objective of the NestEgg 2015 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.

MAIN STRATEGIES

The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation between stocks, bonds, and cash will change over time in relation to its target retirement date.

Main types of securities the Fund may hold

  Common stocks of companies traded on major stock exchanges

  Fixed income securities

  Short term money market securities

  Exchange-traded funds (“ETFs”) or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF.

  Foreign securities

Fund Asset Allocation

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2015 Fund are expected to be rebalanced monthly.

Although major changes tend to be rare, the Fund’s fundamental strategy can only be changed by a vote of the majority of the Fund’s outstanding shares.

Major policies/limits

  The Fund intends to remain fully invested at all times, and does not intend to make more defensive investments in adverse market conditions

  The Fund may engage in securities lending.

  The Fund may not invest in securities of any registered investment company except to the extent permitted under the Investment Company Act of 1940.

This Fund may interest investors who have short to medium time horizons, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2015.

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FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. “Annual Operating Expenses” are deducted from Fund assets, so their effect is included in the Fund’s performance figures.

SHAREHOLDER FEES	Class A	Class C
(fees paid directly from your investment)	Shares	Shares
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.75%	None
Maximum deferred sales charge (as a percentage of
the Net Asset Value at purchase)	None(1)	1.00%(2)
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%	0.60%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(3)	1.04%	1.04%
Acquired Fund Fees(4)	0.00%	0.00%
Total Annual Fund Operating Expenses Before
Reductions	2.14%	2.64%
Expense Reductions(5)	–1.19%	–1.19%
Total Annual Fund Operating Expenses After
Reductions	0.95%	1.45%

(1)

Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)

“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. Through its investments in Acquired Funds, the Fund will indirectly pay a portion of the operating expenses, including management fees of the Acquired Funds. Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year. Actual fees will vary based on the Fund’s allocation of assets to, and the annualized net expenses of the Acquired Funds.

(5)

American Independence Financial Services, LLC has agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 0.95% for Class A shares and 1.45% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

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TICKER SYMBOL	|	CLASS A: NETPX
	|	CLASS C: NEDJX

CUSIP NUMBERS	|	CLASS A: 026762781	CLASS C: 026762658

NESTEGG TARGET DATE FUNDS

NESTEGG 2020 FUND

The objective of the NestEgg 2020 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.

MAIN STRATEGIES

The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation between stocks, bonds, and cash will change over time in relation to its target retirement date.

Main types of securities the Fund may hold

  Common stocks of companies traded on major stock exchanges

  Fixed income securities

  Short term money market securities

  Exchange-traded funds (“ETFs”) or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF.

  Foreign securities

Fund Asset Allocation

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2020 Fund are expected to be rebalanced monthly.

Although major changes tend to be rare, the Fund’s fundamental strategy can only be changed by a vote of the majority of the Fund’s outstanding shares.

Major policies/limits

  The Fund intends to remain fully invested at all times, and does not intend to make more defensive investments in adverse market conditions

  The Fund may engage in securities lending.

  The Fund may not invest in securities of any registered investment company except to the extent permitted under the Investment Company Act of 1940.

This Fund may interest investors who have short to medium time horizons, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2020.

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FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. “Annual Operating Expenses” are deducted from Fund assets, so their effect is included in the Fund’s performance figures.

SHAREHOLDER FEES	Class A	Class C
(fees paid directly from your investment)	Shares	Shares
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.75%	None
Maximum deferred sales charge (as a percentage of
the Net Asset Value at purchase)	None(1)	1.00%(2)
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%	0.60%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(3)	0.80%	0.80%
Acquired Fund Fees(4)	0.00%	0.00%
Total Annual Fund Operating Expenses Before
Reductions	1.90%	2.40%
Expense Reductions(5)	–0.85%	–0.85%
Total Annual Fund Operating Expenses After
Reductions	1.05%	1.55%

(1)

Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)

“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. Through its investments in Acquired Funds, the Fund will indirectly pay a portion of the operating expenses, including management fees of the Acquired Funds. Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year. Actual fees will vary based on the Fund’s allocation of assets to, and the annualized net expenses of the Acquired Funds.

(5)

American Independence Financial Services, LLC has agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 1.05% for Class A shares and 1.55% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

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TICKER SYMBOL	|	CLASS A: NEHPX
	|	CLASS C: NEDVX

CUSIP NUMBERS	|	CLASS A: 026762765	CLASS C: 026762641

NESTEGG TARGET DATE FUNDS

NESTEGG 2030 FUND

The objective of the NestEgg 2030 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.

MAIN STRATEGIES

The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. Each Fund’s allocation between stocks, bonds, and cash will change over time in relation to its target retirement date.

Main types of securities the Fund may hold

  Common stocks of companies traded on major stock exchanges

  Fixed income securities

  Short term money market securities

  Exchange-traded funds (“ETFs”) or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF.

  Foreign securities

Fund Asset Allocation

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2030 Fund are expected to be rebalanced monthly.

Although major changes tend to be rare, the Fund’s fundamental strategy can only be changed by a vote of the majority of the Fund’s outstanding shares.

Major policies/limits

  The Fund intends to remain fully invested at all times, and does not intend to make more defensive investments in adverse market conditions

  The Fund may engage in securities lending.

  The Fund may not invest in securities of any registered investment company except to the extent permitted under the Investment Company Act of 1940.

This Fund may interest investors who have short to medium time horizons, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2030.

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FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. “Annual Operating Expenses” are deducted from Fund assets, so their effect is included in the Fund’s performance figures.

SHAREHOLDER FEES	Class A	Class C
(fees paid directly from your investment)	Shares	Shares
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.75%	None
Maximum deferred sales charge (as a percentage of
the Net Asset Value at purchase)	None(1)	1.00%(2)
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%	0.60%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(3)	0.97%	0.97%
Acquired Fun Fees(4)	0.00%	0.00%
Total Annual Fund Operating Expenses Before
Reductions	2.07%	2.57%
Expense Reductions(5)	–0.87%	–0.87%
Total Annual Fund Operating Expenses After
Reductions	1.20%	1.70%

(1)

Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)

“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. Through its investments in Acquired Funds, the Fund will indirectly pay a portion of the operating expenses, including management fees of the Acquired Funds. Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year. Actual fees will vary based on the Fund’s allocation of assets to, and the annualized net expenses of the Acquired Funds.

(5)

American Independence Financial Services, LLC has agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 1.20% for Class A shares and 1.70% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

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TICKER SYMBOL	|	CLASS A: NEFPX
	|	CLASS C: NEJVX

CUSIP NUMBERS	|	CLASS A: 026762740	CLASS C: 026762633

NESTEGG TARGET DATE FUNDS

NESTEGG 2040 FUND

The objective of the NestEgg 2040 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.

MAIN STRATEGIES

The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation between stocks, bonds, and cash will change over time in relation to its target retirement date.

Main types of securities the Fund may hold

  Common stocks of companies traded on major stock exchanges

  Fixed income securities

  Short term money market securities

  Exchange-traded funds (“ETFs”) or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF.

  Foreign securities

Fund Asset Allocation

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2040 Fund are expected to be rebalanced monthly.

Although major changes tend to be rare, the Fund’s fundamental strategy can only be changed by a vote of the majority of the Fund’s outstanding shares.

Major policies/limits

  The Fund intends to remain fully invested at all times, and does not intend to make more defensive investments in adverse market conditions

  The Fund may engage in securities lending.

  The Fund may not invest in securities of any registered investment company except to the extent permitted under the Investment Company Act of 1940.

This Fund may interest investors who have short to medium time horizons, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2040.

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FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. “Annual Operating Expenses” are deducted from Fund assets, so their effect is included in the Fund’s performance figures.

SHAREHOLDER FEES	Class A	Class C
(fees paid directly from your investment)	Shares	Shares
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.75%	None
Maximum deferred sales charge (as a percentage of
the Net Asset Value at purchase)	None(1)	1.00%(2)
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%	0.60%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(3)	0.94%	0.94%
Acquired Fund Fees(4)	0.00%	0.00%
Total Annual Fund Operating Expenses Before
Reductions	2.04%	2.54%
Expense Reductions(5)	–0.79%	–0.79%
Total Annual Fund Operating Expenses After
Reductions	1.25%	1.75%

(1)

Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)

“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. Through its investments in Acquired Funds, the Fund will indirectly pay a portion of the operating expenses, including management fees of the Acquired Funds. Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year. Actual fees will vary based on the Fund’s allocation of assets to, and the annualized net expenses of the Acquired Funds.

(5)

American Independence Financial Services, LLC has agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 1.25% for Class A shares and 1.75% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

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MAIN RISKS

Stock Market Risk Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Diversification Risk A Fund may invest a large percentage of its assets in the securities of a smaller number of issuers or industries than they currently do. This vulnerability to factors affecting a single investment can result in greater Fund losses and volatility.

Foreign Investment Risk A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues.

Short Sale Risk The Fund is subject to short sale risk. Short selling shares of ETFs may result in the Fund's investment performance suffering if it is required to close out a short position earlier than it had intended. This would occur if the lender required the Fund to deliver the securities it borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. The Board of Trustees (the "Board of Trustees") has considered the Fund's short sales strategy and its attendant risks and has determined that the strategy does not impair the Fund's ability to meet redemptions or meet other regulatory requirements. The Board of Trustees has adopted policies and procedures, and regularly reviews the adequacy of those policies and procedures, to ensure that the Fund's short positions are continuously monitored, comply with regulatory requirements and are in the best interests of the Fund's shareholders.

Management Risk The Funds are currently being run as passive portfolios and management will now be actively managing the portfolios. The Funds' performance could be hurt if the funds' management improperly executes the funds' strategies.

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